Current liabilities - payables (Tables)	6 Months Ended
Dec. 31, 2025
Current liabilities - payables [Abstract]
Current Liabilities - Payables
	31-Dec-25	30-Jun-25
	$'000	$'000

Trade payables	962	2,066
Accrued expenses	724	342

	1,686	2,408